INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred taxes (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		R$ 3,241,495	R$ 3,452,628
Income statement		454,380	(131,560)
Comprehensive income		149,400	(79,573)
Balance at ending		3,857,462	3,241,495
Deferred tax assets		8,947,536	9,177,084	R$ 8,674,222
Deferred tax liabilities		(12,804,998)	(12,418,579)	(12,126,850)
Deferred tax (Liabilities), net		(4,015,677)	(3,418,740)
Deferred tax assets of subsidiaries		158,215	177,245	379,093
Deferred tax (Liabilities), without considering the subsidiary's deferred tax assets		4,015,677	3,418,740	R$ 3,831,721
Unrecognized deferred tax assets related to IR on tax losses and CS on negative basis on the accounting books		12,602	24,199
Deductible temporary differences arising from the acquisition of Garliava			320,700
Transaction costs		(12,187)
Income and social contribution taxes on tax losses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	[1]	(2,097,731)	(2,366,710)
Income statement	[1]	376,950	268,979
Comprehensive income	[1]	0	0
Balance at ending	[1]	(1,720,781)	(2,097,731)
Transaction costs	[1]	0
Income and social contribution taxes on temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	[2]	5,339,226	5,819,338
Income statement	[2]	77,430	(400,539)
Comprehensive income	[2]	149,400	(79,573)
Balance at ending	[2]	5,578,243	5,339,226
Transaction costs	[2]	(12,187)
Provisions for legal, labor, tax civil and regulatory contingencies
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(2,390,268)	(2,455,389)
Income statement		321,522	65,121
Comprehensive income		0	0
Balance at ending		(2,088,350)	(2,390,268)
Transaction costs		(19,604)
Trade accounts payable and other provisions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(1,895,643)	(1,505,360)
Income statement		(465,563)	(390,283)
Comprehensive income		0	0
Balance at ending		(2,361,206)	(1,895,643)
Transaction costs		0
Customer portfolio and trademarks
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		178,158	210,441
Income statement		(33,959)	(32,283)
Comprehensive income		0	0
Balance at ending		144,199	178,158
Transaction costs		0
Estimated losses on impairment of accounts receivable
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(622,046)	(666,399)
Income statement		623	44,353
Comprehensive income		0	0
Balance at ending		(619,881)	(622,046)
Transaction costs		(1,542)
Estimated losses from modems and other P&E items
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(109,985)	(181,821)
Income statement		(4,794)	71,836
Comprehensive income		0	0
Balance at ending		(114,779)	(109,985)
Transaction costs		0
Pension plans and other post-employment benefits
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(364,335)	(258,308)
Income statement		(30,067)	(26,798)
Comprehensive income		149,103	(79,229)
Balance at ending		(245,299)	(364,335)
Transaction costs		0
Profit sharing
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(223,420)	(189,748)
Income statement		13,590	(33,672)
Comprehensive income		0	0
Balance at ending		(209,830)	(223,420)
Transaction costs		0
Licenses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		2,366,402	2,453,258
Income statement		(157,762)	(86,856)
Comprehensive income		0	0
Balance at ending		2,208,640	2,366,402
Transaction costs		0
Goodwill (Spanish and Navytree, Vivo Part., GVT Part. and Garliava)
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		7,443,807	7,240,590
Income statement		234,417	203,217
Comprehensive income		0	0
Balance at ending		7,678,224	7,443,807
Transaction costs		0
Property, plant and equipment of small value
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		1,190,678	1,029,338
Income statement		56,360	161,340
Comprehensive income		0	0
Balance at ending		1,247,038	1,190,678
Transaction costs		0
Technological Innovation Law
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		7,158	9,774
Income statement		(1,440)	(2,616)
Comprehensive income		0	0
Balance at ending		5,718	7,158
Transaction costs		0
Other temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(241,280)	132,962
Income statement		144,503	(373,898)
Comprehensive income		297	(344)
Balance at ending		(66,231)	R$ (241,280)
Transaction costs		R$ (30,249)

[1]	Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
[2]	Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.